T. ROWE PRICE Target 2045 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 11.1%
T. Rowe Price Funds:
New Income Fund  15,069 6,227 1,315 2,496,027 19,769
U.S. Treasury Long-Term Index
Fund  7,886 2,070 866 1,169,054 8,756
International Bond Fund (USD
Hedged)  5,422 1,192 610 763,326 6,412
Dynamic Global Bond Fund  3,497 1,322 492 555,754 4,302
High Yield Fund  1,906 1,282 196 533,695 3,127
Emerging Markets Bond Fund  1,990 1,026 198 336,793 3,038
Floating Rate Fund  1,102 172 194 120,464 1,119
Limited Duration Inflation
Focused Bond Fund  19 963 – 213,829 981
Total Bond Mutual Funds (Cost $52,638) 47,504
EQUITY MUTUAL FUNDS 87.1%
T. Rowe Price Funds:
Growth Stock Fund  52,588 7,158 12,086 629,478 60,732
Value Fund  48,743 7,157 5,505 1,322,458 58,849
U.S. Large-Cap Core Fund  16,921 16,475 1,537 993,782 38,767
Equity Index 500 Fund  31,077 7,899 8,422 275,865 37,046
Overseas Stock Fund  25,740 3,937 2,177 2,342,034 29,697
International Value Equity Fund  21,902 3,442 1,944 1,583,611 25,639
International Stock Fund  21,569 2,795 1,726 1,280,472 24,841
Real Assets Fund  13,767 9,268 1,206 1,659,521 22,570
Mid-Cap Growth Fund  11,895 2,541 1,109 141,159 15,072
Mid-Cap Value Fund  10,845 2,174 1,393 408,119 13,366
Emerging Markets Discovery
Stock Fund  9,593 1,440 1,168 803,237 10,547
Small-Cap Stock Fund  7,643 1,540 776 161,284 9,606
Emerging Markets Stock Fund  8,006 1,164 734 248,632 8,493
Small-Cap Value Fund  6,482 1,051 461 152,816 7,922
New Horizons Fund (2) 4,937 739 433 104,301 6,237
U.S. Equity Research Fund  11,659 671 10,353 52,321 2,631
Total Equity Mutual Funds (Cost $307,190) 372,015
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  47 13,436 13,437 453 45
Total Other Mutual Funds (Cost $45) 45

T. ROWE PRICE Target 2045 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 11,143 20,450 23,875 7,718,429 7,718
Total Short-Term Investments (Cost $7,718) 7,718
Total Investments in Securities 100.0%
(Cost $367,591) $ 427,282
Other Assets Less Liabilities (0.0)% (179)
Net Assets 100.0% $ 427,103
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (30) $ (25) $ —
Emerging Markets Bond Fund  (26) 220 119
Emerging Markets Discovery Stock Fund  (129) 682 408
Emerging Markets Stock Fund  (81) 57 215
Equity Index 500 Fund  647 6,492 395
Floating Rate Fund  (9) 39 74
Growth Stock Fund  655 13,072 201
High Yield Fund  (14) 135 148
International Bond Fund (USD Hedged)  (51) 408 —
International Stock Fund  (65) 2,203 429
International Value Equity Fund  56 2,239 870
Limited Duration Inflation Focused Bond Fund  — (1) 3
Mid-Cap Growth Fund  790 1,745 103
Mid-Cap Value Fund  716 1,740 227
New Horizons Fund  (52) 994 —
New Income Fund  (121) (212) 587
Overseas Stock Fund  (47) 2,197 806
Real Assets Fund  (69) 741 523
Small-Cap Stock Fund  260 1,199 91
Small-Cap Value Fund  159 850 104
Transition Fund  (85) (1) 14
U.S. Equity Research Fund  553 654 57
U.S. Large-Cap Core Fund  46 6,908 326
U.S. Treasury Long-Term Index Fund  (297) (334) 232
Value Fund  862 8,454 1,073
U.S. Treasury Money Fund, 5.40% — — 359
Totals $ 3,668# $ 50,456 $ 7,364+
# Capital gain distributions from underlying Price funds represented $4,712 of the net realized gain (loss).
+ Investment income comprised $7,364 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2045 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2045 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2045 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F197-054Q3 02/24